Trade Accounts Receivable - Schedule of Changes in Expected Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in Expected Credit Losses [Abstract]
Balance at the beginning of the period	$ (76,686)	$ (89,060)
Additions	(2,678)	(12,896)
Write-offs/Reversals	776	2,768
Exchange rate variation	621	(2,391)
Balance at the end of the period	$ (77,967)	$ (101,579)